Stockholders' Equity - Non-Vested Options (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Number of Options
Granted (in shares)		10,000
Employee Stock Option Member
Number of Options
Beginning Balance (in shares)	375,000	375,000
Granted (in shares)	97,500	10,000
Vested (in shares)	(32,500)	(10,000)
Ending Balance (in shares)	440,000	375,000
Weighted Average Grant Date Fair Value
Beginning Balance (in dollars per share)	$ 0.24	$ 0.37
Granted (in dollars per share)	0.39	4.72
Vested (in dollars per share)	3.09	9.02
Ending Balance (in dollars per share)	$ 0.06	$ 0.24